MORGAN STANLEY DEAN WITTER VALUE FUND             Two World Trade Center,
                                                  New York, New York 10048
LETTER TO THE SHAREHOLDERS September 30, 2000


DEAR SHAREHOLDER:

For value investors, the 12-month period ended September 30, 2000, was marked by sharp contrasts in performance. The first half of the period -- October through mid March -- saw tremendous gains among growth-oriented stocks, particularly technology-related issues. The success of momentum-based investment strategies during the prior two calendar years had snowballed into a seemingly insatiable demand for growth. Investors aggressively pursued the shares of technology and telecommunications companies with little regard for the prices being paid. This movement spawned unprecedented rises in the shares of such growth companies as Cisco Systems, Oracle, Intel and Sun Microsystems. As an investment style, growth handily outperformed value during this period, with the Russell 1000 Growth Index appreciating 23.6 percent versus a 5.5 percent decline for the Russell 1000 Value Index.(1)

In mid March, however, the speculative excesses associated with momentum-based investing began to unwind -- possibly sparked by concerns surrounding the viability of the business models and the weakening capital structures of such prominent internet-related companies as Amazon, Yahoo and Priceline. At mid year, investors seemed to have a renewed appreciation for traditional value stocks. With the shares of many mainstream U.S. companies trading at record-low relative valuations, the group was primed for a rebound. During the last half of the fiscal year -- mid March through September -- value outpaced growth by 15.5 percent (15.3 percent versus -0.2 percent) as measured by the Russell 1000 Indexes. After nearly three years of neglect, the sentiment associated with value investing is much improved as we enter the new fiscal year.

---------------------
(1) The Russell 1000 Growth and Value Indexes are both U.S. equity indexes (market cap-weighted) which classify stocks as either value or growth based on forecasted earnings growth and the price-to-book ratios. Source: The Frank Russell Company. The indexes do not include any expenses, fees or charges. The indexes are unmanaged and should not be considered investments.

MORGAN STANLEY DEAN WITTER VALUE FUND

PERFORMANCE

The rebound among value stocks improved Morgan Stanley Dean Witter Value Fund's total return compared to the prior year. However, it was not enough to lift performance above that of the broad market, which was heavily influenced by large-cap growth stocks. For the 12-month period ended September 30, 2000, the Fund's Class A, B, C and D shares returned 11.08 percent, 10.27 percent, 10.15 percent and 11.48 percent, respectively. During the same period, the broad market, as measured by the Standard & Poor's 500 Index(2) (S&P 500), returned
13.27 percent, while the Russell 1000 Value Index returned 8.91 percent. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

According to Miller Anderson & Sherrerd LLP (MAS), the Fund's sub-adviser, stock selection was the most important positive factor that contributed to the Fund's performance relative to the Russell 1000 Value Index. The Fund's emphasis on the health-care sector also contributed significantly to overall performance. An underweighting of retail, media/entertainment and telecommunication services also had a favorable impact on the Fund's total return. Individual stock selection was particularly good among names within the health-care service, financial, consumer service, energy, retail and utility sectors. Stock selection within the technology and heavy industry groups was particularly poor relative to the Russell 1000 Value Index.

To a large extent, the Fund's investment return was driven by the manager's adherence to a well-defined, valuation-based investment philosophy, which generally favors fundamentally solid companies whose shares carry below-average price-to-earnings valuations. During the fiscal year, lowly valued stocks, as defined by their price-earnings (P/E) ratios, generally underperformed high P/E shares -- a situation at odds with the historical record.

PORTFOLIO STRATEGY

The Fund's stock selection process reflects a disciplined, valuation-based investment strategy. Initially the process seeks companies that 1) have a positive per-share earnings growth expectation for the 12 months, 2) have share prices that have underperformed the broad market averages over the past 12

---------------------
(2) The Standard & Poor's 500 Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER VALUE FUND
to 18 months and 3) have P/E valuations that lie in the lower segment of the investable universe (defined as large companies with equity capitalizations in excess of $2.5 billion).

Selecting individual stocks from within this group involves detailed analysis of each company's earnings fundamentals with special consideration of margin improvement opportunities, sales growth initiatives and the overall sustainability of earnings. All told, a thorough review of the competitive dynamics of the markets in which each company competes must reveal opportunities for earnings growth. Companies with outstanding fundamentals that are also represented on the Russell 1000 Value benchmark receive special consideration for ownership in the Fund. The investment process continues to utilize a sell discipline, which generally allows for the sale of a stock that meets one or more of three sell criteria: price appreciation, earnings deterioration or negative fundamental change.

At fiscal year-end, the Fund's portfolio composition generally reflected MAS's commitment to low P/E investing. The Fund's largest sector exposures relative to the benchmark included low P/E health care, capital goods, basic materials and consumer durables. Within health care, two industries represented the bulk of the Fund's position -- hospital management/rehab companies and managed-care companies. The hospital management/rehab industry is characterized by moderate but consistent growth and a capacity to generate free cash flow. Recent initiatives in Washington to raise Medicare reimbursement levels, as well as better pricing flexibility for managed care companies, should continue to boost revenues and profitability for the hospital/rehab industry. According to MAS, managed-care companies, while suffering from political and legal issues, are in the midst of a strong pricing cycle that has been accompanied by reasonable unit growth and continued industry consolidation. MAS's outlook for this sector continues to be favorable.

In addition to health care, the Fund is overweighted among economically sensitive companies. Although interest rates have gradually increased during the year, MAS believes that most of the cyclical companies are expected to do well -- even in a more muted economic environment. According to MAS, the average cyclical company in the Fund seems to be priced already for recession. These inexpensive companies generate significant free cash and would do well in a soft landing economic scenario.

During most of the year, the Fund carried a large overweighting among energy stocks, particularly oil service companies. The dramatic rise in the price of crude led to significant appreciation among these stocks. The Fund's sell discipline resulted in a trimming of the energy holdings to a modest underweighting at year-end.

MORGAN STANLEY DEAN WITTER VALUE FUND

Other notable underweightings relative to the value benchmark included the financial and consumer services sectors. During the year, financials as a sector were underweighted as the Federal Reserve gradually tightened monetary policy. Because interest rates appear to show signs of stabilizing MAS believes that the outlook for many financial firms could improve. Valuations for many banks and financial services companies are now becoming more attractive. Among the financial sector, the Fund continued to favor large regional banks, insurance companies and selected money center banks. The extremely high valuations for most consumer services companies involved in media and entertainment generally preclude their ownership, however, because of the Fund's low P/E discipline.

LOOKING AHEAD

Adhering to a disciplined, value-based investment process has served investors well for many years. Admittedly, this most recent period has been a difficult one for this style of investing, although many of the speculative factors that have disrupted the Fund's investment process now seem to be on the wane.

MAS believes that the Fund is well positioned to deliver results consistent with the long-term historical record that serves as the basis for its investment philosophy. Recent weakness in the technology sector, perhaps the clearest signal of a near-term change in investor psychology, is a strong positive for the outlook. MAS believes that the valuation characteristics of the stocks owned in the portfolio remain quite favorable, particularly in light of the profit and growth opportunities of the underlying companies. Should investor psychology continue to shift away from the momentum-based investment strategies that have dominated the market in recent years, MAS believes that the Fund should be well positioned to deliver positive relative investment returns over the long term.

We appreciate your ongoing support of Morgan Stanley Dean Witter Value Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER VALUE FUND

FUND PERFORMANCE September 30, 2000


[PERFORMANCE LINE GRAPH]

                                     CLASS A             CLASS B             CLASS C             CLASS D             S&P 500
                                     -------             -------             -------             -------             -------
November 25, 1998                   $9475.00           $10000.00           $10000.00           $10000.00           $10000.00
September 30, 1999                  $8823.00            $9255.00            $9265.00            $9335.00           $10940.00
September 30, 2000                  $9801.00            $9806.00           $10206.00           $10406.00           $12393.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
PERIOD ENDED 9/30/00
--------------------------
1 Year                       11.08%(1) 5.24 %(2)
Since Inception (11/25/98)    1.84%(1) (1.08)%(2)

                CLASS B SHARES**
-------------------------------------------------
PERIOD ENDED 9/30/00
--------------------------
1 Year                       10.27%(1) 5.27 %(2)
Since Inception (11/25/98)    1.11%(1) (1.05)%(2)

                 CLASS C SHARES+
-------------------------------------------------
PERIOD ENDED 9/30/00
--------------------------
1 Year                       10.15%(1) 9.15%(2)
Since Inception (11/25/98)    1.11%(1) 1.11%(2)

                  CLASS D SHARES#
----------------------------------------------------
PERIOD ENDED 9/30/00
--------------------------
1 Year                       11.48%(1)
Since Inception (11/25/98)    2.18%(1)

---------------------
(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on September 30, 2000.
(4) The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
#    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER VALUE FUND

PORTFOLIO OF INVESTMENTS September 30, 2000

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (95.9%)
            Aerospace & Defense (0.1%)
   2,691    General Motors Corp. (Class
             H)*.........................  $    100,051
                                           ------------
            Airlines (0.3%)
   8,800    Delta Air Lines, Inc. .......       390,500
                                           ------------
            Apparel/Footwear (0.6%)
  33,800    VF Corp. ....................       834,437
                                           ------------
            Auto Parts: O.E.M. (1.5%)
  35,300    Delphi Automotive Systems
             Corp. ......................       533,912
  24,900    Eaton Corp. .................     1,534,462
                                           ------------
                                              2,068,374
                                           ------------
            Building Products (0.4%)
  26,800    Masco Corp. .................       499,150
                                           ------------
            Casino/Gaming (1.0%)
  48,200    Harrah's Entertainment,
             Inc.*.......................     1,325,500
                                           ------------
            Chemicals: Agricultural
             (0.7%)
  68,000    IMC Global Inc. .............       986,000
                                           ------------

            Chemicals: Major Diversified (2.8%)
  32,200    Dow Chemical Co. (The).......       802,987
  54,700    Du Pont (E.I.) de Nemours &
             Co., Inc. ..................     2,266,631
  23,800    Rohm & Haas Co. .............       691,687
                                           ------------
                                              3,761,305
                                           ------------
            Chemicals: Specialty (2.4%)
  90,900    Engelhard Corp. .............     1,477,125
  46,800    Praxair, Inc. ...............     1,749,150
                                           ------------
                                              3,226,275
                                           ------------
            Computer Peripherals (0.9%)
  83,200    Quantum Corp. -- DLT &
             Storage Systems*............     1,253,200
                                           ------------

            Computer Processing Hardware (1.3%)
  18,100    Compaq Computer Corp. .......       499,198
  11,600    International Business
             Machines Corp. .............     1,305,000
                                           ------------
                                              1,804,198
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Electric Utilities (2.2%)
  28,800    Cinergy Corp. ...............  $    952,200
  13,700    Duke Energy Corp. ...........     1,174,775
  18,800    TXU Corp. ...................       744,950
                                           ------------
                                              2,871,925
                                           ------------
            Electrical Products (0.7%)
  27,100    Cooper Industries, Inc. .....       955,275
                                           ------------

            Electronics/Appliances (2.2%)
  49,400    Maytag Corp. ................     1,534,487
  34,400    Whirlpool Corp. .............     1,337,300
                                           ------------
                                              2,871,787
                                           ------------
            Finance/Rental/Leasing (1.1%)
  26,200    Household International,
             Inc. .......................     1,483,575
                                           ------------

            Financial Conglomerates
             (0.5%)
  23,900    Hancock (John) Financial
             Services *..................       642,312
                                           ------------

            Hospital/Nursing Management (6.9%)
  93,400    HCA-The Healthcare Corp. ....     3,467,475
 156,500    Tenet Healthcare Corp.*......     5,692,687
                                           ------------
                                              9,160,162
                                           ------------
            Industrial Conglomerates
             (2.4%)
  17,800    General Electric Co. ........     1,026,838
  32,200    United Technologies Corp. ...     2,229,850
                                           ------------
                                              3,256,688
                                           ------------
            Industrial Machinery (5.2%)
  29,200    Illinois Tool Works Inc. ....     1,631,550
  65,700    Ingersoll-Rand Co. ..........     2,225,588
  90,700    Parker-Hannifin Corp. .......     3,061,125
                                           ------------
                                              6,918,263
                                           ------------
            Industrial Specialties (0.6%)
  21,600    PPG Industries, Inc. ........       857,250
                                           ------------

            Integrated Oil (4.6%)
  15,300    Chevron Corp. ...............     1,304,325
  25,300    Conoco, Inc. (Class B).......       681,519
  31,400    Exxon Mobil Corp. ...........     2,798,525
  24,800    Texaco, Inc. ................     1,302,000
                                           ------------
                                              6,086,369
                                           ------------
            Life/Health Insurance (3.6%)
  61,500    American General Corp. ......     4,797,000
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Major Banks (11.0%)
  25,000    Bank of America Corp. .......  $  1,309,375
  64,450    Chase Manhattan Corp.
             (The).......................     2,976,784
  44,500    First Union Corp. ...........     1,432,344
  56,278    FleetBoston Financial
             Corp. ......................     2,194,842
  50,600    PNC Financial Services Group,
             Inc. .......................     3,289,000
  90,200    U.S. Bancorp.................     2,052,050
  32,200    Wells Fargo & Co. ...........     1,479,188
                                           ------------
                                             14,733,583
                                           ------------
            Major Telecommunications (8.2%)
  66,800    AT&T Corp. ..................     1,962,250
  38,700    BellSouth Corp. .............     1,557,675
  72,300    SBC Communications, Inc. ....     3,615,000
  58,900    Sprint Corp. (FON Group).....     1,726,506
  43,768    Verizon Communications.......     2,120,013
                                           ------------
                                             10,981,444
                                           ------------
            Managed Health Care (5.5%)
  20,200    CIGNA Corp. .................     2,108,880
 312,600    Foundation Health Systems
             Inc. (Class A)*.............     5,196,975
                                           ------------
                                              7,305,855
                                           ------------
            Medical Distributors (1.3%)
  57,100    McKesson HBOC, Inc. .........     1,745,119
                                           ------------
            Medical Specialties (0.6%)
  10,200    Beckman Coulter, Inc. .......       786,675
                                           ------------
            Medical/Nursing Services (4.6%)
 751,500    Healthsouth Corp.*...........     6,105,938
                                           ------------
            Miscellaneous Manufacturing (4.2%)
  27,500    Dover Corp. .................     1,290,781
 122,200    Honeywell International,
             Inc. .......................     4,353,375
                                           ------------
                                              5,644,156
                                           ------------
            Motor Vehicles (1.5%)
  70,801    Ford Motor Co. ..............     1,792,150
   2,557    General Motors Corp. ........       166,205
                                           ------------
                                              1,958,355
                                           ------------
            Multi-Line Insurance (1.9%)
  34,600    Hartford Financial Services
             Group, Inc. (The)...........     2,523,638
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Oil & Gas Pipelines (1.2%)
  20,900    Coastal Corp. (The)..........  $  1,549,213
                                           ------------

            Oil & Gas Production (1.0%)
  23,700    Apache Corp. ................     1,401,263
                                           ------------

            Oil Refining/Marketing (1.1%)
  48,400    Tosco Corp. .................     1,509,475
                                           ------------

            Other Consumer Specialties (1.4%)
  68,900    Fortune Brands, Inc. ........     1,825,850
                                           ------------

            Property -- Casualty Insurers (1.1%)
  42,900    Allstate Corp. (The).........     1,490,775
                                           ------------

            Regional Banks (0.9%)
  55,700    Firstar Corp. ...............     1,246,288
                                           ------------

            Restaurants (1.6%)
  68,700    Tricon Global Restaurants,
             Inc.*.......................     2,103,938
                                           ------------

            Savings Banks (3.3%)
 110,000    Washington Mutual, Inc. .....     4,379,375
                                           ------------

            Semiconductors (0.3%)
  19,000    Advanced Micro Devices,
             Inc.*.......................       448,875
                                           ------------

            Specialty Stores (1.0%)
  80,600    Toys 'R' Us, Inc.*...........     1,309,750
                                           ------------

            Telecommunication Equipment (0.4%)
  17,600    Motorola, Inc. ..............       497,200
                                           ------------

            Tobacco (1.0%)
  45,200    Philip Morris Companies,
             Inc.........................     1,330,575
                                           ------------

            Trucks/Construction/Farm Machinery (0.8%)
  24,900    Cummins Engine Co., Inc. ....       745,444
  12,400    Navistar International
             Corp.*......................       371,225
                                           ------------
                                              1,116,669
                                           ------------
            TOTAL COMMON STOCKS
            (Cost $120,968,229)..........   128,143,605
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENT (a) (6.5%)
            U.S. GOVERNMENT AGENCY
$  8,750    Federal National Mortgage Assoc.
             6.32% due 10/02/00
             (Cost $8,748,464)...........  $  8,748,464
                                           ------------

TOTAL INVESTMENTS
(Cost $129,716,693) (b).........   102.4%   136,892,069

LIABILITIES IN EXCESS OF
OTHER ASSETS....................    (2.4)   (3,179,046)
                                   -----   ------------

NET ASSETS......................   100.0%  $133,713,023
                                   =====   ============

---------------------
 *  Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $15,630,135 and the aggregate gross unrealized depreciation is $8,454,759, resulting in net unrealized appreciation of $7,175,376.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000
ASSETS:
Investments in securities, at value
 (cost $129,716,693)........................................  $136,892,069
Cash........................................................        54,759
Receivable for:
    Investments sold........................................       536,023
    Shares of beneficial interest sold......................       416,091
    Dividends...............................................       136,167
Prepaid expenses and other assets...........................        52,439
                                                              ------------
    TOTAL ASSETS............................................   138,087,548
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................     4,018,387
    Investment management fee...............................       108,165
    Plan of distribution fee................................       100,346
    Shares of beneficial interest repurchased...............        97,440
Accrued expenses and other payables.........................        50,187
                                                              ------------
    TOTAL LIABILITIES.......................................     4,374,525
                                                              ------------
    NET ASSETS..............................................  $133,713,023
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $133,188,471
Net unrealized appreciation.................................     7,175,376
Accumulated net realized loss...............................    (6,650,824)
                                                              ------------
    NET ASSETS..............................................  $133,713,023
                                                              ============
CLASS A SHARES:
Net Assets..................................................    $7,334,501
Shares Outstanding (unlimited authorized, $.01 par value)...       709,898
    NET ASSET VALUE PER SHARE...............................        $10.33
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $10.90
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $115,873,422
Shares Outstanding (unlimited authorized, $.01 par value)...    11,365,060
    NET ASSET VALUE PER SHARE...............................        $10.20
                                                              ============
CLASS C SHARES:
Net Assets..................................................    $6,349,260
Shares Outstanding (unlimited authorized, $.01 par value)...       622,684
    NET ASSET VALUE PER SHARE...............................        $10.20
                                                              ============
CLASS D SHARES:
Net Assets..................................................    $4,155,840
Shares Outstanding (unlimited authorized, $.01 par value)...       400,029
    NET ASSET VALUE PER SHARE...............................        $10.39
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

STATEMENT OF OPERATIONS
For the year ended September 30, 2000
NET INVESTMENT LOSS:
INCOME
Dividends...................................................  $2,403,045
Interest....................................................     252,018
                                                              ----------

    TOTAL INCOME............................................   2,655,063
                                                              ----------

EXPENSES
Investment management fee...................................   1,267,023
Plan of distribution fee (Class A shares)...................      13,000
Plan of distribution fee (Class B shares)...................   1,122,289
Plan of distribution fee (Class C shares)...................      60,109
Transfer agent fees and expenses............................     173,417
Registration fees...........................................      92,584
Professional fees...........................................      56,528
Shareholder reports and notices.............................      56,065
Offering costs..............................................      17,047
Custodian fees..............................................      13,551
Trustees' fees and expenses.................................      10,319
Other.......................................................      11,993
                                                              ----------

    TOTAL EXPENSES..........................................   2,893,925
                                                              ----------

    NET INVESTMENT LOSS.....................................    (238,862)
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................  (5,190,847)
Net change in unrealized appreciation.......................  17,155,502
                                                              ----------

    NET GAIN................................................  11,964,655
                                                              ----------

NET INCREASE................................................ $11,725,793
                                                              ==========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                                          FOR THE PERIOD
                                                    FOR THE YEAR        NOVEMBER 25, 1998*
                                                        ENDED                THROUGH
                                                   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss..............................     $   (238,862)        $   (204,273)
Net realized loss................................       (5,190,847)          (1,459,977)
Net change in unrealized depreciation............       17,155,502           (9,980,126)
                                                      ------------         ------------

    NET INCREASE.................................       11,725,793          (11,644,376)
                                                      ------------         ------------

DIVIDENDS TO SHAREHOLDERS IN EXCESS OF NET
INVESTMENT INCOME:
Class A shares...................................               --               (5,564)
Class B shares...................................               --              (65,573)
Class C shares...................................               --               (3,827)
Class D shares...................................               --                  (40)
                                                      ------------         ------------

    TOTAL DIVIDENDS..............................               --              (75,004)
                                                      ------------         ------------

Net increase (decrease) from transactions in
 shares of beneficial interest...................      (12,160,582)         145,767,192
                                                      ------------         ------------

    NET INCREASE (DECREASE)......................         (434,789)         134,047,812

NET ASSETS:
Beginning of period..............................      134,147,812              100,000
                                                      ------------         ------------

    END OF PERIOD................................     $133,713,023         $134,147,812
                                                      ============         ============

---------------------
* Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS September 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of the value of its total assets in common stocks and other equity securities that are believed to be relatively undervalued based primarily on price/earnings ratios, as well as on various other value measures. The Fund was organized as a Massachusetts business trust on June 9, 1998 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on November 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Miller Anderson & Sherrerd, LLP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as

MORGAN STANLEY DEAN WITTER VALUE FUND
determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

F. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $114,000 which has been reimbursed for the full amount thereof. Such expenses were deferred and were fully amortized as of November 24, 1999.

MORGAN STANLEY DEAN WITTER VALUE FUND

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,690,105 at September 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other

MORGAN STANLEY DEAN WITTER VALUE FUND
selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $502,288, and $5,655, respectively and received $24,358 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2000 aggregated $193,165,910 and $199,686,779, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent. At September 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $120.

5. FEDERAL INCOME TAX STATUS

At September 30, 2000, the Fund had a net capital loss carryover of approximately $424,000 which will be available through September 30, 2008 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $4,603,000 during fiscal 2000.

As of September 30, 2000, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $238,862.

MORGAN STANLEY DEAN WITTER VALUE FUND

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                    FOR THE PERIOD
                                                                     FOR THE YEAR                 NOVEMBER 25, 1998*
                                                                        ENDED                           THROUGH
                                                                  SEPTEMBER 30, 2000              SEPTEMBER 30, 1999
                                                              --------------------------       -------------------------
                                                                SHARES         AMOUNT            SHARES        AMOUNT
                                                              -----------   ------------       ----------   ------------
CLASS A
Sold........................................................      502,221   $  4,797,957          712,266   $  7,088,696
Reinvestment of dividends...................................           --             --              498          4,804
Redeemed....................................................     (413,883)    (3,901,356)         (93,704)      (966,777)
                                                              -----------   ------------       ----------   ------------
Net increase - Class A......................................       88,338        896,601          619,060      6,126,723
                                                              -----------   ------------       ----------   ------------
CLASS B
Sold........................................................    8,504,467     81,787,506       16,407,820    165,264,611
Reinvestment of dividends...................................           --             --            6,205         59,814
Redeemed....................................................  (10,339,011)   (98,190,461)      (3,216,921)   (32,488,695)
                                                              -----------   ------------       ----------   ------------
Net increase (decrease) - Class B...........................   (1,834,544)   (16,402,955)      13,197,104    132,835,730
                                                              -----------   ------------       ----------   ------------
CLASS C
Sold........................................................      307,144      2,861,940          936,207      9,365,853
Reinvestment of dividends...................................           --             --              365          3,517
Redeemed....................................................     (361,153)    (3,367,143)        (262,379)    (2,616,322)
                                                              -----------   ------------       ----------   ------------
Net increase (decrease) - Class C...........................      (54,009)      (505,203)         674,193      6,753,048
                                                              -----------   ------------       ----------   ------------
CLASS D
Sold........................................................      975,765      9,196,171           10,651        115,491
Reinvestment of dividends...................................           --             --                4             40
Redeemed....................................................     (582,799)    (5,345,196)          (6,092)       (63,840)
                                                              -----------   ------------       ----------   ------------
Net increase - Class D......................................      392,966      3,850,975            4,563         51,691
                                                              -----------   ------------       ----------   ------------
Net increase (decrease) in Fund.............................   (1,407,249)  $(12,160,582)      14,494,920   $145,767,192
                                                              ===========   ============       ==========   ============

---------------------
* Commencement of operations

MORGAN STANLEY DEAN WITTER VALUE FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                     FOR THE PERIOD
                                                                 FOR THE YEAR      NOVEMBER 25, 1998*
                                                                    ENDED               THROUGH
                                                              SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
-----------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................         $9.30                $10.00
                                                                    ------                ------

Income (loss) from investment operations:
 Net investment income......................................          0.05                  0.05
 Net realized and unrealized gain (loss)....................          0.98                 (0.74)
                                                                    ------                ------

Total income (loss) from investment operations..............          1.03                 (0.69)
                                                                    ------                ------

Less dividends in excess of net investment income...........            --                 (0.01)
                                                                    ------                ------

Net asset value, end of period..............................        $10.33                $ 9.30
                                                                    ======                ======

TOTAL RETURN+...............................................         11.08%                (6.88)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................          1.58%                 1.59 %(2)

Net investment income.......................................          0.51%                 0.54 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $7,335                $5,779

Portfolio turnover rate.....................................           158%                   52 %(1)

---------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

                                                                                        FOR THE PERIOD
                                                                 FOR THE YEAR         NOVEMBER 25, 1998*
                                                                    ENDED                  THROUGH
                                                              SEPTEMBER 30, 2000      SEPTEMBER 30, 1999
--------------------------------------------------------------------------------------------------------
CLASS B SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................         $ 9.25                  $10.00
                                                                     ------                  ------

Income (loss) from investment operations:
 Net investment loss........................................          (0.02)                  (0.02)
 Net realized and unrealized gain (loss)....................           0.97                   (0.72)
                                                                     ------                  ------

Total income (loss) from investment operations..............           0.95                   (0.74)
                                                                     ------                  ------

Less dividends in excess of net investment income...........             --                   (0.01)
                                                                     ------                  ------

Net asset value, end of period..............................         $10.20                  $ 9.25
                                                                     ======                  ======

TOTAL RETURN+...............................................          10.27 %                 (7.45)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................           2.34 %                  2.34 %(2)

Net investment loss.........................................          (0.25)%                 (0.21)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $115,873                $122,040

Portfolio turnover rate.....................................            158 %                    52 %(1)

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

                                                                                        FOR THE PERIOD
                                                                 FOR THE YEAR         NOVEMBER 25, 1998*
                                                                    ENDED                  THROUGH
                                                              SEPTEMBER 30, 2000      SEPTEMBER 30, 1999
--------------------------------------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................         $ 9.26                  $10.00
                                                                     ------                  ------

Income (loss) from investment operations:
 Net investment loss........................................          (0.02)                  (0.01)
 Net realized and unrealized gain (loss)....................           0.96                   (0.72)
                                                                     ------                  ------

Total income (loss) from investment operations..............           0.94                   (0.73)
                                                                     ------                  ------

Less dividends in excess of net investment income...........             --                   (0.01)
                                                                     ------                  ------

Net asset value, end of period..............................         $10.20                  $ 9.26
                                                                     ======                  ======

TOTAL RETURN+...............................................          10.15 %                 (7.35)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................           2.34 %                  2.21 %(2)

Net investment loss.........................................          (0.25)%                 (0.08)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $6,349                  $6,263

Portfolio turnover rate.....................................            158 %                    52 %(1)

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

                                                                                        FOR THE PERIOD
                                                                 FOR THE YEAR         NOVEMBER 25, 1998*
                                                                    ENDED                  THROUGH
                                                              SEPTEMBER 30, 2000      SEPTEMBER 30, 1999
--------------------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................         $ 9.32                  $10.00
                                                                     ------                  ------

Income (loss) from investment operations:
 Net investment income......................................           0.07                    0.06
 Net realized and unrealized gain (loss)....................           1.00                   (0.72)
                                                                     ------                  ------

Total income (loss) from investment operations..............           1.07                   (0.66)
                                                                     ------                  ------

Less dividends in excess of net investment income...........             --                   (0.02)
                                                                     ------                  ------

Net asset value, end of period..............................         $10.39                  $ 9.32
                                                                     ======                  ======

TOTAL RETURN+...............................................          11.48%                  (6.65)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................           1.34%                   1.34 %(2)

Net investment income.......................................           0.75%                   0.79 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $4,156                     $66

Portfolio turnover rate.....................................            158%                     52 %(1)

---------------------
 *  Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE FUND

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY DEAN WITTER VALUE FUND

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Value Fund (the "Fund"), including the portfolio of investments, as of September 30, 2000, and the related statements of operations and of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1999 and the financial highlights for each of the respective stated periods ended September 30, 1999 were audited by other independent accountants whose report, dated November 10, 1999, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Value Fund as of September 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 10, 2000

MORGAN STANLEY DEAN WITTER VALUE FUND

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund as of June 9, 1998 and for the period ended September 30, 1999 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits as of June 9, 1998 and for the period ended September 30, 1999, and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their reports on the financial statements for such periods.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel


Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


SUB ADVISOR
Miller Anderson & Sherrerd, LLP
One Tower Bridge
West Conshohocken, PA 19428

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
VALUE FUND

Annual Report
September 30, 2000